Annual Report - Financial Statements



 T. ROWE PRICE



               PERSONAL STRATEGY
               INCOME FUND

               ------------
               MAY 31, 1998
               ------------

T. Rowe Price Personal Strategy Income Fund
--------------------------------------------------------------------------------


--------------------
Financial Highlights             For a share outstanding throughout each period
--------------------------------------------------------------------------------


                                             Year                                          7/29/94
                                            Ended                                          Through
                                          5/31/98            5/31/97        5/31/96        5/31/95
NET ASSET VALUE

Beginning of period                   $     11.98        $     11.85    $     10.94    $     10.00
                                      ..............................................................
Investment activities

  Net investment income                      0.50*              0.51*          0.50*          0.41*
  Net realized and
  unrealized gain (loss)                     1.43               1.10           0.98           0.85
                                      ..............................................................
  Total from investment activities           1.93               1.61           1.48           1.26
                                      ..............................................................
Distributions
  Net investment income                     (0.50)             (0.50)         (0.47)         (0.32)
  Net realized gain                         (0.28)             (0.98)         (0.10)            --
                                      ..............................................................
  Total distributions                       (0.78)             (1.48)         (0.57)         (0.32)
                                      ..............................................................
NET ASSET VALUE
End of period                         $     13.13        $     11.98    $     11.85    $     10.94
                                      --------------------------------------------------------------
Ratios/Supplemental Data
Total return .                              16.61%*            14.70%*        13.84%*        12.90%*
 .....................................................................................................
Ratio of expenses to
average net assets                           0.95%*             0.95%*         0.95%*         0.95%+*
 .....................................................................................................
Ratio of net investment
income to average
net assets                                   4.13%*             4.38%*         4.31%*         4.71%+*
 .....................................................................................................
Portfolio turnover rate                      30.9%              44.8%          34.1%          50.5%+
 .....................................................................................................
Net assets, end of period
(in thousands)                        $    85,898        $    44,368    $    25,545    $    20,705
 .....................................................................................................

 .    Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.
* Excludes expenses in excess of a 0.95% voluntary expense limitation in effect through 5/31/98.
+    Annualized.


The accompanying notes are an integral part of these financial statements.


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                                                                   May 31, 1998


------------------------
Portfolio of Investments                               Shares/Par        Value
--------------------------------------------------------------------------------
                                                                  In thousands


COMMON STOCKS  38.9%

FINANCIAL  7.7%

Bank and Trust 4.4%

Abbey National (GBP)                                        4,000    $      71
 ................................................................................
Air Liquide (L)(FRF)                                          330           65
 ................................................................................
BANC ONE                                                    6,180          341
 ................................................................................
Banca Commerciale Italiana (ITL)                           20,000          118
 ................................................................................
Banco de Bilbao Vizcaya ADR                                 2,400          122
 ................................................................................
Banco Frances del Rio ADR                                   1,035           24
 ................................................................................
BankBoston                                                  1,000          105
 ................................................................................
Bankgesellschaft Berlin (DEM)                               2,300           56
 ................................................................................
Barclay's (GBP)                                             3,000           80
 ................................................................................
Chase Manhattan                                             2,000          272
 ................................................................................
Citicorp                                                      900          134
 ................................................................................
Deutsche Bank (DEM)                                           680           59
 ................................................................................
Dresdner Bank (DEM)                                         1,000           56
 ................................................................................
First Union                                                 1,900          105
 ................................................................................
HSBC Holdings (GBP)                                         3,900          102
 ................................................................................
J. P. Morgan                                                1,130          140
 ................................................................................
KeyCorp                                                     1,200           46
 ................................................................................
Kredietbank (BEF)                                             200          140
 ................................................................................
Mediobanca (ITL)                                            6,000           81
 ................................................................................
Mellon Bank                                                 3,500          236
 ................................................................................
National City                                               1,600          109
 ................................................................................
NationsBank                                                 3,500          265
 ................................................................................
Norwest                                                     3,600          140
 ................................................................................
Schweizerischer Bankverein (CHF)                              440          159
 ................................................................................
Societe Generale (FRF)                                        610          121
 ................................................................................
Societe Generale de Belgique (BEF)                            350           62
 ................................................................................
Svenska Handelsbank (SEK)                                   1,000           42
 ................................................................................
U.S. Bancorp                                                3,100          121
 ................................................................................
Union Bank of Switzerland (CHF)                                40           67
 ................................................................................
Washington Mutual                                           3,660          259
 ................................................................................
Wells Fargo                                                   200           72
 ................................................................................
Westpac Bank (AUD)                                          6,000           40
 ................................................................................
                                                                         3,810
                                                                     ...........


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                                                       Shares/Par        Value
--------------------------------------------------------------------------------
                                                                  In thousands


Insurance 1.3%

ACE Limited                                                 3,900    $     139
 ................................................................................
American General                                            1,200           80
 ................................................................................
American International Group                                  250           31
 ................................................................................
EXEL                                                        1,300           98
 ................................................................................
Hartford Financial Services                                   200           22
 ................................................................................
Mid Ocean Limited                                           1,000           76
 ................................................................................
St. Paul Companies                                          3,800          169
 ................................................................................
Sumitomo Marine & Fire Insurance (JPY)                      9,000           50
 ................................................................................
Travelers Property Casualty (Class A)                       5,600          233
 ................................................................................
UNUM                                                        1,300           72
 ................................................................................
Willis-Corroon ADR                                          8,100          105
 ................................................................................
                                                                         1,075
                                                                     ...........

Financial Services 2.0%

American Express                                            2,700          277
 ................................................................................
Associates First Capital (Class A)                            800           60
 ................................................................................
AXA (FRF)                                                   1,000          114
 ................................................................................
Capital One Financial                                         800           80
 ................................................................................
Fannie Mae                                                  4,700          281
 ................................................................................
Freddie Mac                                                 4,400          200
 ................................................................................
Household International                                       600           81
 ................................................................................
ING Groep (NLG)                                             1,950          134
 ................................................................................
Morgan Stanley Dean Witter Discover                           800           62
 ................................................................................
Pearson (GBP)                                               2,000           37
 ................................................................................
SLM Holding                                                 1,800           72
 ................................................................................
Travelers Group                                             4,099          250
 ................................................................................
Unidanmark (Class A) (DKK)                                    900           73
 ................................................................................
                                                                         1,721
                                                                     ...........
Total Financial                                                          6,606
                                                                     ...........

UTILITIES 2.5%

Telephone Services 1.5%

ALLTEL                                                      1,400           55
 ................................................................................
AT&T                                                        4,750          289
 ................................................................................
BellSouth                                                   1,600          103
 ................................................................................
British Telecommunications ADR                                700           73
 ................................................................................
Frontier                                                    4,700          143
 ................................................................................

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                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

Hong Kong Telecommunications ADR                           1,100     $      20
 ................................................................................
Nippon Telephone & Telecom (JPY)                               8            66
 ................................................................................
SBC Communications                                         7,500           292
 ................................................................................
Telecom Corp. of New Zealand ADR                             800            29
 ................................................................................
Telefonica de Espana ADR                                   1,000           134
 ................................................................................
Telefonos de Mexico (Class L) ADR                          1,300            62
 ................................................................................
Telekom Malaysia (MYR)                                     3,000             7
 ................................................................................
                                                                         1,273
                                                                     ...........

Electric Utilities 1.0%

Electrabel (BEF)                                             210            52
 ................................................................................
Endesa ADR                                                 1,200            29
 ................................................................................
FirstEnergy                                                6,595           196
 ................................................................................
Hong Kong Electric (HKD)                                  14,000            41
 ................................................................................
PECO Energy                                                2,400            68
 ................................................................................
Texas Utilities                                            4,600           182
 ................................................................................
Unicom                                                     5,000           172
 ................................................................................
Veba (DEM)                                                 1,710           112
 ................................................................................
                                                                           852
                                                                     ...........
Total Utilities                                                          2,125
                                                                     ...........

CONSUMER NONDURABLES 7.9%

Cosmetics 0.4%

Gillette                                                     400            47
 ................................................................................
International Flavors & Fragrances                         4,900           235
 ................................................................................
Kao (JPY)                                                  6,000            90
 ................................................................................
                                                                           372
                                                                     ...........

Beverages  0.5%

Anheuser-Busch                                             4,900           225
 ................................................................................
Diageo ADR                                                   950            43
 ................................................................................
LVMH (FRF)                                                   275            58
 ................................................................................
PepsiCo                                                    2,600           106
 ................................................................................
                                                                           432
                                                                     ...........

Food Processing 1.7%

Bestfoods                                                  1,800           102
 ................................................................................
Cadbury Schweppes ADR                                      1,500            92
 ................................................................................
CSM (NLG)                                                    800            43
 ................................................................................
Danisco (DKK)                                              1,200            75
 ................................................................................


5
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--------------------------------------------------------------------------------



                                                         Shares/Par      Value
--------------------------------------------------------------------------------
                                                                  In thousands


Dean Foods                                                      400  $      20
 ................................................................................
Eridania Beghin-Say (FRF)                                       390         85
 ................................................................................
General Mills                                                 2,660        182
 ................................................................................
Heinz                                                           800         42
 ................................................................................
Hershey Foods                                                   700         49
 ................................................................................
Interstate Bakeries                                             900         29
 ................................................................................
McCormick                                                     3,700        123
 ................................................................................
Nestle (CHF)                                                     88        188
 ................................................................................
Ralston Purina                                                1,500        167
 ................................................................................
Sara Lee                                                      4,100        241
 ................................................................................
                                                                         1,438
                                                                     ...........

Hospital Supplies/Hospital Management 0.6%

Abbott Laboratories                                             700         52
 ................................................................................
Arterial Vascular Engineering *                                 800         25
 ................................................................................
Boston Scientific *                                             300         19
 ................................................................................
HealthSouth *                                                 4,400        125
 ................................................................................
Medtronic                                                       700         39
 ................................................................................
Smith & Nephew (GBP)                                          8,000         23
 ................................................................................
Tenet Healthcare *                                            2,000         70
 ................................................................................
Terumo (JPY)                                                  3,000         45
 ................................................................................
United States Surgical *                                      2,800        111
 ................................................................................
                                                                           509
                                                                     ...........

Pharmaceuticals 2.4%

American Home Products                                        6,760        327
 ................................................................................
Astra (Class B) (SEK)                                         3,200         62
 ................................................................................
Biogen *                                                      1,500         66
 ................................................................................
Bristol-Myers Squibb                                          2,200        237
 ................................................................................
Eli Lilly                                                       500         31
 ................................................................................
Gehe (DEM)                                                    1,000         53
 ................................................................................
Glaxo Wellcome ADR                                            1,100         59
 ................................................................................
Johnson & Johnson                                             1,600        111
 ................................................................................
Merck                                                         1,400        164
 ................................................................................
Novartis (CHF)                                                   74        125
 ................................................................................
Pfizer                                                        2,720        285
 ................................................................................
Pharmacia & Upjohn                                            1,905         84
 ................................................................................
Schering-Plough                                               1,500        126
 ................................................................................
Takeda Chemical Industries (JPY)                              4,000        103
 ................................................................................
Warner-Lambert                                                3,200        204
 ................................................................................
                                                                         2,037
                                                                     ...........


6
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                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands


Biotechnology 0.0%

Guidant                                                      500     $      32
 ................................................................................
                                                                            32
                                                                     ...........

Health Care Services 0.2%

Altana AG (DEM)                                               400           32
 ................................................................................
United HealthCare                                           2,300          147
 ................................................................................
                                                                           179
                                                                     ...........

Miscellaneous Consumer Products 2.1%

Benetton Group (ITL)                                        4,160           91
 ................................................................................
Bridgestone (JPY)                                           3,000           68
 ................................................................................
Colgate-Palmolive                                           3,400          296
 ................................................................................
Hasbro                                                      2,500           96
 ................................................................................
Kuraray (JPY)                                               3,000           25
 ................................................................................
Lion Nathan (NZD)                                          20,000           49
 ................................................................................
Mattel                                                      1,400           53
 ................................................................................
Newell                                                      1,800           87
 ................................................................................
Philip Morris                                              10,550          394
 ................................................................................
Procter & Gamble                                              700           59
 ................................................................................
Service Corp. International                                 2,400           98
 ................................................................................
Stanley Works                                                 800           38
 ................................................................................
Tomkins ADR                                                 2,600           60
 ................................................................................
Unifi                                                       2,600          101
 ................................................................................
Unilever N.V. ADR                                           1,200           95
 ................................................................................
UST                                                         6,000          160
 ................................................................................
                                                                         1,770
                                                                     ...........
Total Consumer Nondurables                                               6,769
                                                                     ...........

CONSUMER SERVICES 4.3%

General Merchandisers 1.0%

Dayton Hudson                                               3,000          139
 ................................................................................
Fred Meyer *                                                2,500          107
 ................................................................................
JUSCO (JPY)                                                 2,000           35
 ................................................................................
Marui (JPY)                                                 3,000           46
 ................................................................................
Neiman-Marcus *                                             1,700           58
 ................................................................................
Pinault Printemps (FRF)                                        90           74
 ................................................................................
Tesco (GBP)                                                10,107           89
 ................................................................................
Wal-Mart                                                    3,600          199
 ................................................................................


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                                                        Shares/Par       Value
--------------------------------------------------------------------------------
                                                                  In thousands


Warnaco Group (Class A)                                      2,900   $     120
 ................................................................................
                                                                           867
                                                                     ...........

Specialty Merchandisers 1.3%

American Stores                                              8,300         207
 ................................................................................
CVS                                                          1,984         139
 ................................................................................
Federated Department Stores *                                  900          47
 ................................................................................
General Nutrition *                                          1,600          50
 ................................................................................
Home Depot                                                   1,350         106
 ................................................................................
Kohl's *                                                     1,000          48
 ................................................................................
Omron (JPY)                                                  2,000          30
 ................................................................................
Safeway *                                                    4,600         168
 ................................................................................
Toys "R" Us *                                                3,100          82
 ................................................................................
Tupperware                                                   8,500         230
 ................................................................................
                                                                         1,107
                                                                     ...........

Entertainment and Leisure 0.8%

Carnival (Class A) ADR                                       1,800         122
 ................................................................................
Disney                                                       1,300         147
 ................................................................................
Hilton                                                       2,000          63
 ................................................................................
Hutchison Whampoa (HKD)                                     13,000          68
 ................................................................................
McDonald's                                                   1,000          66
 ................................................................................
Reader's Digest (Class A)                                    6,800         194
 ................................................................................
Reader's Digest (Class B)                                    1,440          40
 ................................................................................
Sharp (JPY)                                                  3,000          22
 ................................................................................
                                                                           722
                                                                     ...........

Media and Communications 1.2%

Asatsu (JPY)                                                 2,000          40
 ................................................................................
CBS                                                          2,500          79
 ................................................................................
Elsevier (NLG)                                               3,000          47
 ................................................................................
France Telecom ADR *                                         2,200         124
 ................................................................................
R.R. Donnelley                                               3,700         166
 ................................................................................
Time Warner                                                  1,700         132
 ................................................................................
Tribune                                                      2,200         147
 ................................................................................
U S WEST Media *                                             1,600          59
 ................................................................................
Valassis Communications *                                      900          32
 ................................................................................
Vodafone ADR                                                 1,700         187
 ................................................................................
                                                                         1,013
                                                                     ...........
Total Consumer Services                                                  3,709
                                                                     ...........

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                                                        Shares/Par       Value
--------------------------------------------------------------------------------
                                                                  In thousands


CONSUMER CYCLICALS  1.6%

Automobiles and Related 0.2%

Cycle & Carriage (SGD)                                       2,000   $       6
 ................................................................................
Federal-Mogul                                                  900          53
 ................................................................................
Honda ADR                                                    1,000          67
 ................................................................................
SPX *                                                          600          41
 ................................................................................
                                                                           167
                                                                     ...........

Building and Real Estate 0.9%

Cheung Kong Holdings (HKD)                                   8,000          43
 ................................................................................
Crescent Real Estate Equities, REIT                          2,200          75
 ................................................................................
DBS Land (SGD)                                              10,000          11
 ................................................................................
Federal Realty Investment Trust, REIT                        7,300         181
 ................................................................................
Simon DeBartolo Group, REIT                                  7,068         236
 ................................................................................
Starwood Hotels & Resorts, REIT                              5,500         260
 ................................................................................
                                                                           806
                                                                     ...........

Miscellaneous Consumer Durables 0.5%

Corning                                                      6,600         260
 ................................................................................
Masco                                                        1,800         101
 ................................................................................
OCE (NLG)                                                    1,200          51
 ................................................................................
Ricoh (JPY)                                                  4,000          43
 ................................................................................
                                                                           455
                                                                     ...........
Total Consumer Cyclicals                                                 1,428
                                                                     ...........

TECHNOLOGY 1.9%

Electronic Components 0.3%

ASM Lithography *                                              600          23
 ................................................................................
EMC *                                                        1,500          62
 ................................................................................
Intel                                                        1,100          79
 ................................................................................
Linear Technology                                              900          63
 ................................................................................
Maxim Integrated Products *                                  1,500          50
 ................................................................................
Texas Instruments                                              300          15
 ................................................................................
                                                                           292
                                                                     ...........

Electronic Systems 0.3%

Hewlett-Packard                                              1,300          81
 ................................................................................
Honeywell                                                      800          67
 ................................................................................
Nokia ADR                                                    1,500          97
 ................................................................................
                                                                           245
                                                                     ...........
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                                                        Shares/Par       Value
--------------------------------------------------------------------------------
                                                                  In thousands


Information Processing 0.2%

COMPAQ Computer                                              1,400   $      38
 ................................................................................
Dell Computer*                                                 600          50
 ................................................................................
Hitachi ADR                                                    500          33
 ................................................................................
IBM                                                            500          59
 ................................................................................
                                                                           180
                                                                     ...........

Office Automation 0.0%

Xerox                                                          300          31
 ................................................................................
                                                                            31
                                                                     ...........

Specialized Computer 0.0%

Sun Microsystems*                                              300          12
 ................................................................................
                                                                            12
                                                                     ...........

Telecommunications Equipment 0.7%

Cisco Systems*                                               1,450         110
 ................................................................................
Lucent Technologies                                            200          14
 ................................................................................
MCI                                                          2,400         128
 ................................................................................
Telebras ADR                                                   700          75
 ................................................................................
Tellabs*                                                     1,600         110
 ................................................................................
WorldCom*                                                    2,800         127
 ................................................................................
                                                                           564
                                                                     ...........

Aerospace and Defense 0.4%

AlliedSignal                                                 5,200         222
 ................................................................................
Raytheon (Class B)                                           1,400          77
 ................................................................................
                                                                           299
                                                                     ...........
Total Technology                                                         1,623
                                                                     ...........

CAPITAL EQUIPMENT 1.5%

Electrical Equipment 0.9%

ABB (CHF)                                                       30          51
 ................................................................................
Canon (JPY)                                                  2,000          48
 ................................................................................
GE                                                           4,500         375
 ................................................................................
Mitsubishi Electric (JPY)                                    5,000          12
 ................................................................................
Siemens (DEM)                                                1,000          64
 ................................................................................
Tyco International                                           3,432         190
 ................................................................................
                                                                           740
                                                                     ...........

Machinery 0.6%

Cooper Industries                                              700          45
 ................................................................................
Danaher                                                      2,600         188
 ................................................................................
GKN (GBP)                                                    6,000          89
 ................................................................................


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                                                  Shares/Par          Value
--------------------------------------------------------------------------------
                                                               In thousands

Man (DEM)                                                240   $         96
 ................................................................................
Teleflex                                               2,100             85
 ................................................................................
Valmet (FIM)                                           2,000             35
 ................................................................................
                                                                        538
                                                               .................
Total Capital Equipment                                               1,278
                                                               .................

BUSINESS SERVICES AND
TRANSPORTATION 3.1%

Computer Service and Software 1.1%

Automatic Data Processing                               1,600           102
 ................................................................................
BMC Software *                                          3,200           147
 ................................................................................
Cadence Design Systems *                                1,600            57
 ................................................................................
First Data                                              3,318           110
 ................................................................................
Galileo International                                   1,900            75
 ................................................................................
Microsoft *                                             1,900           161
 ................................................................................
Network Associates *                                    1,400            86
 ................................................................................
Oracle *                                                3,200            76
 ................................................................................
Parametric Technology *                                 3,600           110
 ................................................................................
SunGard Data Systems *                                  2,000            68
 ................................................................................
                                                                        992
                                                               .................

Distribution Services 0.1%

U.S. Foodservice *                                      1,587            52
 ................................................................................
                                                                         52
                                                               .................

Environmental 0.2%

USA Waste Services *                                    2,900           137
 ................................................................................
                                                                        137
                                                               .................

Transportation Services 0.0%

Mitsubishi Heavy Industries (JPY)                       4,000            14
 ................................................................................
                                                                         14
                                                               .................

Miscellaneous Business Services 1.0%

British Airport Authorities (GBP)                       4,100            49
 ................................................................................
Browning-Ferris                                         6,600           235
 ................................................................................
Cendant *                                               3,000            65
 ................................................................................
H&R Block                                               6,600           290
 ................................................................................
Omnicom                                                 2,000            94
 ................................................................................
Sime Darby (MYR)                                        6,000             5
 ................................................................................
Waste Management                                        4,960           161
 ................................................................................
                                                                        899
                                                               .................

11
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                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

Airlines 0.3%

Delta                                                      2,200  $        253
 ................................................................................
KLM (NLG)                                                  1,000            39
 ................................................................................
                                                                           292
                                                                  ..............

Railroads 0.4%

Burlington Northern Santa Fe                                 600            60
 ................................................................................
Norfolk Southern                                           7,900           247
 ................................................................................
                                                                           307
                                                                  ..............
Total Business Services and Transportation                               2,693
                                                                  ..............

ENERGY 2.9%

Energy Services 0.4%

Camco International                                          700            49
 ................................................................................
Cooper Cameron *                                             900            53
 ................................................................................
Elf Aquitaine ADR                                            800            55
 ................................................................................
Halliburton                                                2,000            95
 ................................................................................
TOTAL ADR                                                  1,200            75
 ................................................................................
                                                                           327
                                                                  ..............

Exploration and Production 0.0%

Santos (AUD)                                               7,000            23
 ................................................................................
                                                                            23
                                                                  ..............

Integrated Petroleum - Domestic 1.1%

Atlantic Richfield                                         2,600           205
 ................................................................................
British Petroleum ADR                                      4,380           388
 ................................................................................
Occidental Petroleum                                       4,700           130
 ................................................................................
Unocal                                                     1,600            57
 ................................................................................
USX-Marathon                                               4,200           147
 ................................................................................
                                                                           927
                                                                  ..............

Integrated Petroleum - International 1.4%

Amoco                                                      6,300           263
 ................................................................................
ENI S.P.A. ADR                                               800            57
 ................................................................................
Exxon                                                      1,960           138
 ................................................................................
Mobil                                                      4,800           374
 ................................................................................
Repsol ADR                                                   800            44
 ................................................................................
Royal Dutch Petroleum ADR                                  1,200            67
 ................................................................................
Shell Transport & Trading ADR                              1,800            80
 ................................................................................
Texaco                                                     3,300           191
 ................................................................................
                                                                         1,214
                                                                  ..............
Total Energy                                                             2,491
                                                                  ..............

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                                                   Shares/Par         Value
--------------------------------------------------------------------------------
                                                               In thousands

PROCESS INDUSTRIES 2.8%

Diversified Chemicals 0.8%

Dow Chemical                                            2,500  $        242
 ................................................................................
DuPont                                                  3,400           262
 ................................................................................
Hercules                                                4,100           181
 ................................................................................
                                                                        685
                                                               .................

Specialty Chemicals 1.2%

3M                                                      1,200           111
 ................................................................................
A. Schulman                                             3,000            60
 ................................................................................
Akzo Nobel (NLG)                                          200            42
 ................................................................................
BASF AG (DEM)                                           2,130            99
 ................................................................................
Bayer (DEM)                                             2,030            97
 ................................................................................
Great Lakes Chemical                                    6,540           262
 ................................................................................
Octel *                                                 1,310            28
 ................................................................................
Pall                                                    9,600           190
 ................................................................................
Technip (FRF)                                             845           121
 ................................................................................
                                                                      1,010
                                                               .................

Paper and Paper Products 0.6%

Dai Nippon Printing (JPY)                               3,000            49
 ................................................................................
Fort James                                              3,600           172
 ................................................................................
Kimberly-Clark                                          5,400           268
 ................................................................................
                                                                        489
                                                               .................

Forest Products 0.1%

Georgia-Pacific                                         1,600           103
 ................................................................................
International Paper                                       900            41
 ................................................................................
                                                                        144
                                                               .................

Building and Construction 0.1%

Blue Circle Industries (GBP)                            8,095            52
 ................................................................................
Holderbank Financiere Glarus (CHF)                         60            77
 ................................................................................
                                                                        129
                                                               .................
Total Process Industries                                              2,457
                                                               .................

BASIC MATERIALS 0.5%

Metals 0.3%

Anglo American Platinum (ZAR)                           3,000            36
 ................................................................................
Inco                                                    5,400            78
 ................................................................................
Reynolds Metals                                         3,100           180
 ................................................................................
                                                                        294
                                                               .................

13
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T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------



                                                     Shares/Par         Value
--------------------------------------------------------------------------------
                                                                 In thousands
Mining 0.1%

Newmont Mining                                            1,800  $         45
 ................................................................................
Rio Tinto (AUD)                                           3,200            38
 ................................................................................
                                                                           83
                                                                 ...............

Miscellaneous Materials 0.1%

Crown Cork & Seal                                           500            26
 ................................................................................
Malayan Cement (MYR)                                     26,250            12
 ................................................................................
                                                                           38
                                                                 ...............
Total Basic Materials                                                     415
                                                                 ...............
MISCELLANEOUS 2.0%

Conglomerates 0.1%

Orkla (NOK)                                               2,800            64
 ................................................................................
                                                                           64
                                                                 ...............

Other Miscellaneous Common Stocks 1.9%

SPDR Trust                                                8,900           972
 ................................................................................
Other Miscellaneous Common Stocks                                         657
 ................................................................................
                                                                        1,629
                                                                 ...............
Total Miscellaneous                                                     1,693
                                                                 ...............
FOREIGN 0.2%

Europe 0.1%

AXA Colonia Konzern (DEM)                                   600            79
 ................................................................................
                                                                           79
                                                                 ...............

Other Foreign 0.1%

Bobst (CHF)                                                  43            81
 ................................................................................
                                                                           81
                                                                 ...............
Total Foreign                                                             160
                                                                 ...............

Total Common Stocks (Cost $26,742)                                     33,447
                                                                 ...............

Corporate Bonds  23.2%

AEI Holding, Sr. Notes (144a), 10.00%, 11/15/07     $   125,000           125
 ................................................................................
Agricultural Minerals, Sr. Notes, 10.75%, 9/30/03        50,000            53
 ................................................................................
Agrium, 7.00%, 2/1/04                                   200,000           207
 ................................................................................
Ahmanson, H.F., Sub. Notes, 7.875%, 9/1/04              100,000           108
 ................................................................................
Airplane Pass Through Trust, 10.875%, 3/15/19           150,000           165
 ................................................................................
Allied Waste, Sr. Sub. Notes, 10.25%, 12/1/06           150,000           165
 ................................................................................

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------



                                                       Shares/Par          Value
--------------------------------------------------------------------------------
                                                                    In thousands

AMC Entertainment, Sr. Sub. Notes, 9.50%, 3/15/09      $  100,000   $        103
 ................................................................................
American Builders & Contractors Supply, Sr. Sub. Notes
        10.625%, 5/15/07                                  150,000            153
 ................................................................................
American Express, 7.60%, 8/15/02                          300,000            314
 ................................................................................
American Radio Systems, Sr. Sub. Notes, 9.00%, 2/1/06     100,000            107
 ................................................................................
American Safety Razor, Sr. Notes, 9.875%, 8/1/05          100,000            108
 ................................................................................
American Standard, 9.25%, 12/1/16                          85,000             88
 ................................................................................
Amerigas Partners L.P., Sr. Notes, 10.125%, 4/15/07       100,000            107
 ................................................................................
Ametek, Sr. Notes, 9.75%, 3/15/04                          10,000             11
 ................................................................................
APCOA, Sr. Sub. Notes (144a), 9.25%, 3/15/08              200,000            200
 ................................................................................
Archibald Candy, Sr. Secured Notes, 10.25%, 7/1/04        150,000            160
 ................................................................................
Associated Materials, 9.25%, 3/1/08                       200,000            205
 ................................................................................
Associates, Sr. Notes, 5.25%, 3/30/00                      60,000             59
 ................................................................................
Aurora Foods, Sr. Sub. Notes, 9.875%, 2/15/07              50,000             53
 ................................................................................
B&G Foods, Sr. Sub. Notes, 9.625%, 8/1/07                 100,000            102
 ................................................................................
Bank Nova Scotia, Sub. Notes, 6.25%, 9/15/08               80,000             80
 ................................................................................
Bay View Capital, Sub. Notes, 9.125%, 8/15/07             100,000            103
 ................................................................................
Boise Cascade, Deb., 7.35%, 2/1/16                        100,000            101
 ................................................................................
CE Electric UK Funding, 6.853%, 12/30/04                  625,000            641
 ................................................................................
Celestica International, Gtd. Sr. Sub. Notes
        10.50%, 12/31/06                                  125,000            137
 ................................................................................
Chattem, Sr. Sub. Notes, 12.75%, 6/15/04                  200,000            225
 ................................................................................
Citicorp, Sub. Notes, 7.75%, 6/15/06                      100,000            109
 ................................................................................
Coach USA, Gtd. Sr. Sub. Notes, 9.375%, 7/1/07            175,000            183
 ................................................................................
Coca-Cola Bottling Group, Sr. Sub. Notes
        9.00%, 11/15/03                                    90,000             95
 ................................................................................
Coinmach, Sr. Sub. Notes, 11.75%, 11/15/05                150,000            167
 ................................................................................
Communications & Power Industries, Sr. Sub. Notes
        12.00%, 8/1/05                                    150,000            168
 ................................................................................
Container Corporation of America, Sr. Notes
        9.75%, 4/1/03                                     100,000            108
 ................................................................................
Container Corporation of America, Gtd., 10.75%, 5/1/02    100,000            109
 ................................................................................
Continental Airlines, 6.94%, 10/15/13                     480,548            496
 ................................................................................
Courtyard by Marriott II, Sr. Secured Notes
        10.75%, 2/1/08                                    100,000            110
 ................................................................................
Dan River, Sr. Sub. Notes, 10.125%, 12/15/03              100,000            107
 ................................................................................
Dayton Power & Light, 1st Mtg. Notes, 8.15%, 1/15/26      400,000            435
 ................................................................................
Doane Products, Sr. Notes, 10.625%, 3/1/06                150,000            163
 ................................................................................
Dyersburg, Sr. Sub. Notes, 9.75%, 9/1/07                  200,000            206
 ................................................................................

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
-------------------------------------------------------------------------------

                                                        Shares/Par        Value
--------------------------------------------------------------------------------
                                                                   In thousands

Dyncorp, Sr. Sub. Notes, 9.50%, 3/1/07              $      100,000 $        103
 ...............................................................................
Eli Lilly, 7.125%, 6/1/25                                  400,000          435
 ...............................................................................
Energy Corporation of America, Sr. Sub. Notes
       9.50%, 5/15/07                                      200,000          198
 ...............................................................................
EOP Operating, Sr. Notes (144a), 6.75%, 2/15/08            250,000          250
 ...............................................................................
Fairchild Semiconductor, Sr. Sub. Notes
       10.125%, 3/15/07                                    150,000          155
 ...............................................................................
Fairfax Financial Holdings, 8.25%, 10/1/15                 250,000          278
 ...............................................................................
Falcon Building Products, Gtd. Sr. Sub. Notes
       9.50%, 6/15/07                                       50,000           51
 ...............................................................................
Ferrellgas, Sr. Notes, 10.00%, 8/1/01                       90,000           96
 ...............................................................................
First Federal Financial, 11.75%, 10/1/04                   100,000          113
 ...............................................................................
Flag Limited, Sr. Notes (144a), 8.25%, 1/30/08             150,000          152
 ...............................................................................
Frontiervision, Sr. Sub. Notes, 11.00%, 10/15/06           100,000          111
 ...............................................................................
Fundy Cable, Sr. Secured 2nd Priority Notes
       11.00%, 11/15/05                                    150,000          165
 ...............................................................................
Furon, Sr. Sub. Notes (144a), 8.125%, 3/1/08               125,000          124
 ...............................................................................
Genesis Health Ventures, Sr. Sub. Notes, 9.25%, 10/1/06    200,000          201
 ...............................................................................
Grand Casino, 1st Mtg. Notes, 10.125%, 12/1/03             150,000          162
 ...............................................................................
Grand Metropolitan, Gtd., 9.00%, 8/15/11                   300,000          366
 ...............................................................................
Harcourt General, Deb., 7.20%, 8/1/27                      500,000          503
 ...............................................................................
Herff Jones, Sr. Sub. Notes, 11.00%, 8/15/05               150,000          164
 ...............................................................................
Host Marriott Travel, Sr. Notes, 9.50%, 5/15/05            100,000          106
 ...............................................................................
Intertek Finance, Sr. Sub. Notes, 10.25%, 11/1/06          100,000          106
 ...............................................................................
Iron Mountain, Sr. Sub. Notes, 8.75%, 9/30/09              150,000          153
 ...............................................................................
ISP Holdings, Sr. Notes, 9.75%, 2/15/02                    150,000          158
 ...............................................................................
Keebler, Sr. Sub. Notes, 10.75%, 7/1/06                    150,000          171
 ...............................................................................
Mastec, Sr. Sub. Notes (144a), 7.75%, 2/1/08               150,000          143
 ...............................................................................
Maxxam Group Holdings, Sr. Secured Notes
       12.00%, 8/1/03                                      100,000          108
 ...............................................................................
Nextel Communications, Sr. Disc. Notes
       STEP, 0%, 10/31/07                                  325,000          210
 ...............................................................................
Northland Cable Television, Sr. Sub. Notes
       10.25%, 11/15/07                                    150,000          159
 ...............................................................................
Northrop Grumman, 7.00%, 3/1/06                             70,000           72
 ...............................................................................
Ocwen Capital Trust I, 10.875%, 8/1/27                     150,000          163
 ...............................................................................
Owens & Minor, Sr. Sub. Notes, 10.875%, 6/1/06              50,000           56
 ...............................................................................
Pennsylvania Power and Light, 1st Mtg. Notes
       6.50%, 4/1/05                                       100,000          102
 ...............................................................................

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------

                                                         Shares/Par        Value
--------------------------------------------------------------------------------
                                                                    In thousands

Plastic Containers, Sr. Secured Notes, 10.00%, 12/15/06 $   150,000   $      163
 ................................................................................
PNC Bank, 7.875%, 4/15/05                                   100,000          108
 ................................................................................
Pride Petroleum Services, Sr. Notes, 9.375%, 5/1/07         100,000          107
 ................................................................................
Principal Mutual (144a), 8.00%, 3/1/44                      250,000          272
 ................................................................................
Procter & Gamble, Deb., 9.36%, 1/1/21                       100,000          132
 ................................................................................
Public Service Electric & Gas, 1st Ref. Mtg. Notes
       7.00%, 9/1/24                                        200,000          200
 ................................................................................
Quest Diagnostics, Gtd. Sr. Sub. Notes, 10.75%, 12/15/06    150,000          168
 ................................................................................
Rio Hotel & Casino, Gtd. Sr. Sub. Notes, 9.50%, 4/15/07     100,000          107
 ................................................................................
Rogers Cablesystems, Sr. Sec. 2nd Priority Notes
       10.00%, 3/15/05                                       90,000           99
 ................................................................................
Rouse, 8.50%, 1/15/03                                        60,000           64
 ................................................................................
Safelite Glass, Sr. Sub. Notes (144a), 9.875%, 12/15/06     100,000          106
 ................................................................................
Shawmut National, Sub. Notes, 7.20%, 4/15/03                 60,000           62
 ................................................................................
Six Flags Theme Parks, Sr. Sub. Disc. Notes
       STEP, 0%, 6/15/05                                    200,000          226
 ................................................................................
Smithfield Foods, Sr. Sub. Notes (144a), 7.625%, 2/15/08    100,000          100
 ................................................................................
Southern Foods Group, Sr. Sub. Notes
       (144a) 9.875%, 9/1/07                                150,000          154
 ................................................................................
Sovereign Specialty Chemicals, Sr. Sub. Notes
       (144a) 9.50%, 8/1/07                                 150,000          156
 ................................................................................
Sprint Spectrum, Sr. Notes, 11.00%, 8/15/06                 200,000          230
 ................................................................................
Stellex Industries, Sr. Sub. Notes, 9.50%, 11/1/07          150,000          149
 ................................................................................
Tenet Healthcare, Sr. Sub. Notes, 8.625%, 1/15/07           100,000          103
 ................................................................................
Tenneco, 8.20%, 11/15/99                                     60,000           62
 ................................................................................
Texas Utilities, 1st Mtg. Bonds, 7.375%, 10/1/25            700,000          716
 ................................................................................
Texas-New Mexico Power, Deb., 12.50%, 1/15/99               200,000          207
 ................................................................................
Time Warner Entertainment, Deb., 8.375%, 3/15/23            300,000          349
 ................................................................................
US Can, Sr. Gtd. Notes, 10.125%, 10/15/06                   100,000          105
 ................................................................................
USF&G Capital II, Gtd. Notes, 8.47%, 1/10/27                500,000          556
 ................................................................................
Vesta Insurance Group, Deb. 8.75%, 7/15/25                  500,000          595
 ................................................................................
Viasystems, Sr. Sub. Notes, 9.75%, 6/1/07                   150,000          156
 ................................................................................
Wal-Mart, Deb., 7.25%, 6/1/13                               170,000          186
 ................................................................................
Windy Hill Pet Food, Sr. Sub. Notes, 9.75%, 5/15/07         150,000          162
 ................................................................................
Worldcom, 7.75%, 4/1/07                                     100,000          108
 ................................................................................
Miscellaneous Corporate Bonds                                              2,366
 ................................................................................
Total Corporate Bonds (Cost  $19,351)                                     19,944
                                                                      ..........

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-------------------------------------------------------------------------------

                                                        Shares/Par         Value
--------------------------------------------------------------------------------
                                                                    In thousands

FOREIGN GOVERNMENT OBLIGATIONS/
AGENCIES  2.2%

Commonwealth of Australia
       9.50%, 8/15/03                             AUD       10,000    $        7
 ................................................................................
European Investment Bank
       3.00%, 9/20/06                             JPY   18,000,000           146
 ................................................................................
Federal Republic of Germany
       6.00%, 7/4/07                              DEM      150,000            91
       .........................................................................
       6.50%, 7/15/03                             DEM      425,000           259
       .........................................................................
       8.50%, 8/21/00                             DEM      145,000            89
 ................................................................................
Government of Canada
       6.50%, 6/1/04                              CAD       30,000            22
       .........................................................................
       8.50%, 4/1/02                              CAD       45,000            35
       .........................................................................
       9.75%, 6/1/21                              CAD       70,000            73
 ................................................................................
Government of France
       5.50%, 4/25/07                             FRF      520,000            91
       .........................................................................
       8.25%, 2/27/04                             FRF      270,000            53
 ................................................................................
Government of Japan++
       4.50%, 6/20/03                             JPY   40,500,000           340
 ................................................................................
Int'l Bank for Reconstruction & Development
       6.75%, 3/15/00                             JPY    6,000,000            48
 ................................................................................
Kingdom of Belgium
       7.25%, 4/29/04                             BEF    2,900,000            89
 ................................................................................
Kingdom of Denmark
       7.00%, 12/15/04                            DKK      120,000            20
 ................................................................................
Kingdom of Spain
       8.00%, 5/30/04                             ESP    8,000,000            61
 ................................................................................
Kingdom of Sweden
       6.00%, 2/9/05                              SEK      100,000            14
 ................................................................................
Republic of Italy
       8.50%, 8/1/04                              ITL  275,000,000           186
 ................................................................................
United Kingdom Treasury Notes
       7.50%, 12/7/06                             GBP       30,000            55
       .........................................................................
       8.50%, 12/7/05                             GBP       65,000           123
       .........................................................................
       9.00%, 3/3/00                              GBP       25,000            43
 ................................................................................
Total Foreign Government Obligations/Agencies (Cost  $1,856)               1,845
                                                                      ..........

18
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T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------

                                                 Shares/Par                Value
--------------------------------------------------------------------------------
                                                                    In thousands

U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  9.1%

Government National Mortgage Assn., I
       6.00%, 12/15/23 - 5/15/26                  1,668,066       $        1,633
       .........................................................................
       6.50%, 7/15/23 - 4/15/26                   1,129,386                1,129
       .........................................................................
       7.00%, 2/15/27                               974,862                  990
       .........................................................................
       7.50%, 9/15/22 - 12/15/25                  1,133,219                1,170
       .........................................................................
       8.00%, 3/15/22 - 10/15/24                    499,535                  521
       .........................................................................
       8.50%, 9/15/24                               254,091                  269
       .........................................................................
       10.50%, 4/15/13                               14,751                   16
 ................................................................................
Government National Mortgage Assn., II
       7.00%, 7/20/27                             1,892,563                1,911
       .........................................................................
       8.00%, 10/20/25                              145,681                  151
       .........................................................................
Total U.S. Government Mortgage-Backed
       Securities (Cost  $7,410)                                           7,790
                                                                      ..........
U.S. GOVERNMENT OBLIGATIONS/
AGENCIES  15.0%

Cooperative Utility Trust
       9.50%, 2/15/17                               400,000                  420
 ................................................................................
Federal Home Loan Mortgage Corp.
       5.75%, 4/15/08                             3,000,000                2,966
 ................................................................................
Tennessee Valley Authority
       5.88%, 4/1/36                              2,475,000                2,577
       .........................................................................
       6.235%, 7/15/45                              500,000                  522
       .........................................................................
       8.25%, 4/15/42                             1,189,000                1,447
 ................................................................................
U.S. Treasury Bonds
       6.75%, 8/15/26                             4,470,000                4,993
 ................................................................................
Total U.S. Government Obligations/Agencies
       (Cost  $12,250)                                                    12,925
                                                                      ..........
Short-Term Investments  10.3%

Money Market Funds  10.3%
Reserve Investment Fund, 5.67% #                  8,850,915                8,851
 ................................................................................
Total Short-Term Investments (Cost  $8,851)                                8,851
                                                                      ..........

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------

                                                                           Value
--------------------------------------------------------------------------------
                                                                    In thousands

Total Investments in Securities

98.7% of Net Assets (Cost $76,460)                                $       84,802

Other Assets Less Liabilities                                              1,096
                                                                  ..............
NET ASSETS                                                        $       85,898
                                                                  ==============



#       Seven-day yield
*       Non-income producing
++ Securities contain some restrictions as to public resale--total of such securities at year-end amounts to 0.40% of net assets.
ADR     American Depository Receipt
REIT    Real Estate Investment Trust
STEP    Stepped coupon note for which
        the interest rate will adjust on specified future date(s)
144a Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers -- total of such securities at year-end amounts to 2.07% of net assets.
AUD     Australian dollar
BEF     Belgian franc
CAD     Canadian dollar
CHF     Swiss franc
DEM     German deutschemark
DKK     Danish krone
ESP     Spanish peseta
FIM     Finnish mark
FRF     French franc
GBP     British sterling
HKD     Hong Kong dollar
ITL     Italian lira
JPY     Japanese yen
MYR     Malaysian ringgit
NLG     Dutch guilder
NOK     Norwegian krone
NZD     New Zealand dollar
SEK     Swedish krona
SGD     Singapore dollar
ZAR     South African rand
L       Local registered shares


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Personal Strategy Income Fund
--------------------------------------------------------------------------------
                                                                    May 31, 1998



Statement of Assets and Liabilities
--------------------------------------------------------------------------------
   In thousands


        Assets
        Investments in securities, at value  (cost $ 76,460)          $   84,802
        Securities Lending Collateral Pool                                 5,112
        Other Assets                                                       1,413
                                                                      ----------
        Total Assets                                                      91,327
                                                                      ----------

        Liabilities
        Securities Lending Collateral                                      5,112
        Other Liabilities                                                    317
                                                                      ----------
        Total Liabilities                                                  5,429
                                                                      ----------

        NET ASSETS                                                    $   85,898
                                                                      ----------

        Net Assets Consist of:
        Accumulated net investment income - net of distributions      $      579
        Accumulated net realized gain/loss - net of distributions          1,355
        Net unrealized gain (loss)                                         8,330
        Paid-in-capital applicable to 6,541,465 shares of
        $0.0001 par value capital stock outstanding;
        1,000,000,000 shares authorized                                   75,634
                                                                      ----------

        NET ASSETS                                                    $   85,898
                                                                      ----------
        NET ASSET VALUE PER SHARE                                     $    13.13
                                                                      ----------



The accompanying notes are an integral part of these financial statements.

T. Rowe Price Personal Strategy Income Fund
--------------------------------------------------------------------------------


Statement of Operations
--------------------------------------------------------------------------------
   In thousands


                                                                           Year
                                                                          Ended
                                                                        5/31/98
        Investment Income

        Income
          Interest                                                    $   2,789
          Dividend                                                          466
                                                                      ----------
          Total income                                                    3,255
                                                                      ----------

        Expenses
          Investment management                                             206
          Shareholder servicing                                             177
          Custody and accounting                                            122
          Registration                                                       39
          Prospectus and shareholder reports                                 34
          Legal and audit                                                    13
          Directors                                                           6
          Miscellaneous                                                      12
                                                                      ----------
          Total expenses                                                    609
                                                                      ----------
        Net investment income                                             2,646
                                                                      ----------

        Realized and Unrealized Gain (Loss)

        Net realized gain (loss)
          Securities                                                      2,037
          Foreign currency transactions                                     (31)
                                                                      ----------
          Net realized gain (loss)                                        2,006
                                                                      ----------

        Change in net unrealized gain or loss
          Securities                                                      4,839
          Other assets and liabilities
          denominated in foreign currencies                                   7
                                                                      ----------
          Change in net unrealized gain or loss                           4,846
                                                                      ----------
        Net realized and unrealized gain (loss)                           6,852
                                                                      ----------

        INCREASE (DECREASE) IN NET
        ASSETS FROM OPERATIONS                                        $   9,498
                                                                      ----------


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Personal Strategy Income Fund
--------------------------------------------------------------------------------


Statement of Changes in Net Assets
--------------------------------------------------------------------------------
   In thousands

                                                              Year
                                                             Ended
                                                           5/31/98      5/31/97

        Increase (Decrease) in Net Assets

        Operations
         Net investment income                            $  2,646     $  1,492
         Net realized gain (loss)                            2,006        2,218
         Change in net unrealized gain or loss               4,846        1,014
                                                          ----------------------
         Increase (decrease) in net assets from
         operations                                          9,498        4,724
                                                          ----------------------

        Distributions to shareholders
         Net investment income                              (2,388)      (1,385)
         Net realized gain                                  (1,446)      (2,421)
                                                          ----------------------
         Decrease in net assets from distributions          (3,834)      (3,806)
                                                          ----------------------

        Capital share transactions *
         Shares sold                                        61,162       24,669
         Distributions reinvested                            3,679        3,613
         Shares redeemed                                   (28,975)     (10,449)
                                                          ----------------------
         Increase (decrease) in net assets from
         capital share transactions                         35,866       17,833
                                                          ----------------------
        Net equalization                                        --           72
                                                          ----------------------

        Net Assets

        Increase (decrease) during period                   41,530       18,823
        Beginning of period                                 44,368       25,545
                                                          ----------------------
        End of period                                     $ 85,898     $ 44,368
                                                          ----------------------

        *Share information
         Shares sold                                         4,819        2,135
         Distributions reinvested                              295          315
         Shares redeemed                                    (2,278)        (900)
                                                          ----------------------
         Increase (decrease) in shares outstanding           2,836        1,550



The accompanying notes are an integral part of these financial statements.

T. Rowe Price Personal Strategy Income Fund
--------------------------------------------------------------------------------
                                                                    May 31, 1998



Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

        T. Rowe Price Personal Strategy Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940. The Personal Strategy Income Fund (the fund), a diversified, open-end management investment company, is one of the portfolios established by the corporation and commenced operations on July 29, 1994.

        The accompanying financial statements are prepared in accordance with generally accepted accounting principles for the investment company industry; these principles may require the use of estimates by fund management.

        Valuation Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price on the day the valuations are made. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

        Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service.

        Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

        For purposes of determining the fund's net asset value per share, the U.S. dollar value of all assets and liabilities initially expressed in foreign currencies is determined by using the mean of the bid and offer prices of such currencies against U.S. dollars quoted by a major bank.

        Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

        Currency Translation Assets and liabilities are translated into U.S. dollars at the prevailing exchange rate at the end of the reporting period. Purchases and sales

T. Rowe Price Personal Strategy Income Fund
--------------------------------------------------------------------------------


        of securities and income and expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

        Premiums and Discounts Premiums and discounts on debt securities, other than mortgage-backed securities, are amortized for both financial reporting and tax purposes. Premiums and discounts on mortgage-backed securities are recognized upon principal repayment as gain or loss on securities.

        Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles. Effective June 1, 1997, the fund discontinued its practice of equalization. The results of operations and net assets were not affected by this change.

NOTE 2 - INVESTMENT TRANSACTIONS

        Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

        Noninvestment-Grade Debt Securities At May 31, 1998, the fund held investments in noninvestment-grade debt securities, commonly referred to as "high-yield" or "junk" bonds. A real or perceived economic downturn or higher interest rates could adversely affect the liquidity or value, or both, of such securities because such events could lessen the ability of issuers to make principal and interest payments.

        Securities Lending The fund lends its securities to approved brokers to earn additional income and receives cash and U.S. Treasury securities as collateral against the loans. Cash collateral received is invested in a money market pooled account by the fund's lending agent. Collateral is maintained over the life of the loan in an amount not less than 100% of the value of loaned securities. Although risk is mitigated by the collateral, the fund could experience a

T. Rowe Price Personal Strategy Income Fund
--------------------------------------------------------------------------------


        delay in recovering its securities and a possible loss of income or value if the borrower fails to return them. At May 31, 1998, the value of loaned securities was $4,896,000; aggregate collateral consisted of $5,112,000 in the securities lending collateral pool.

        Other Purchases and sales of portfolio securities, other than short-term and U.S. government securities, aggregated $32,724,000 and $14,866,000, respectively, for the year ended May 31, 1998. Purchases and sales of U.S. government securities aggregated $14,236,000 and $2,458,000, respectively, for the year ended May 31, 1998.

NOTE 3 - FEDERAL INCOME TAXES

        No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income.

        At May 31, 1998, the aggregate cost of investments for federal income tax and financial reporting purposes was $76,460,000, and net unrealized gain aggregated $8,342,000, of which $9,254,000 related to appreciated investments and $912,000 to depreciated investments.

        In order for the fund's capital accounts and distributions to shareholders to reflect the tax character of certain transactions, the following reclassifications were made during the year ended May 31, 1998. The results of operations and net assets were not affected by the increases/(decreases) to these accounts.

--------------------------------------------------------------------------------
        Undistributed net investment income                      $      (43,000)
        Paid-in-capital                                                  43,000

NOTE 4 - RELATED PARTY TRANSACTIONS

        The investment management agreement between the fund and T. Rowe Price Associates, Inc. (the manager) provides for an annual investment management fee, of which $30,000 was payable at May 31, 1998. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.15% of average daily net assets and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by the manager or Rowe Price-

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------


Fleming International, Inc. (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.30% for assets in excess of $80 billion. At May 31, 1998, and for the year then ended, the effective annual group fee rate was 0.32%. The fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

Under the terms of the investment management agreement, the manager is required to bear any expenses through May 31, 1998, which would cause the fund's ratio of expenses to average net assets to exceed 0.95%. Thereafter, through May 31, 2000, the fund is required to reimburse the manager for these expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the fund's ratio of expenses to average net assets to exceed 0.95%. Pursuant to this agreement, $97,000 of management fees were not accrued by the fund for the year ended May 31, 1998, and $141,000 of unaccrued 1997 fees remain subject to reimbursement through May 31, 2000.

In addition, the fund has entered into agreements with the manager and two wholly owned subsidiaries of the manager, pursuant to which the fund receives certain other services. The manager computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. The fund incurred expenses pursuant to these related party agreements totaling approximately $224,000 for the year ended May 31, 1998, of which $21,000 was payable at period-end.

The fund may invest in the Reserve Investment Fund and Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by T. Rowe Price and its affiliates and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the year ended May 31, 1998, totaled $337,000 and are reflected as interest income in the accompanying Statement of Operations.

During the year ended May 31, 1998, the fund, in the ordinary course of business, placed security purchase and sale orders aggregating $276,000 with certain affiliates of the manager and paid commissions of $1,000 related thereto.

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Directors of
T. Rowe Price Personal Strategy Funds, Inc.

We have audited the accompanying statement of assets and liabilities of T. Rowe Price Personal Strategy Income Fund (the "Fund") as of May 31, 1998, and the related statement of operations for the year then ended, statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the three years in the period then ended, and for the period from July 29, 1994 (commencement of operations) to May 31, 1995. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of May 31, 1998, by correspondence with the custodian and the brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of T. Rowe Price Personal Strategy Income Fund as of May 31, 1998, the results of its operations, the changes in its net assets, and financial highlights for each of the periods stated in the first paragraph, in conformity with generally accepted accounting principles.


COOPERS & LYBRAND L.L.P.
Baltimore, Maryland
June 17, 1998

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
TAX INFORMATION FOR THE TAX YEAR ENDED 10/31/97
--------------------------------------------------------------------------------


We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund's distributions to shareholders of record on December 26, 1997, included:

 . $258,000 from short-term capital gains,

 . $1,188,000 from long-term capital gains; of which $516,000 was subject to the 20% rate gains category and $672,000 to the 28% rate gains category.

T. ROWE PRICE SHAREHOLDER SERVICES
--------------------------------------------------------------------------------


INVESTMENT SERVICES AND INFORMATION



KNOWLEDGEABLE SERVICE REPRESENTATIVES

By Phone 1-800-225-5132 Available Monday through Friday from 8 a.m. to 10 p.m. ET and weekends from 8:30 a.m. to 5 p.m. ET.

In Person Available in T. Rowe Price Investor Centers.



ACCOUNT SERVICES

Checking Available on most fixed income funds ($500 minimum).

Automatic Investing From your bank account or paycheck.

Automatic Withdrawal Scheduled, automatic redemptions.

Distribution Options Reinvest all, some, or none of your distributions.

Automated 24-Hour Services Including Tele*Access(R) and the T. Rowe Price Web site on the Internet. Address: www.troweprice.com


DISCOUNT BROKERAGE*

Individual Investments Stocks, bonds, options, precious metals, and other securities at a savings over regular commission rates.


INVESTMENT INFORMATION

Combined Statement Overview of all your accounts with T. Rowe Price.

Shareholder Reports Fund managers' reviews of their strategies and results.

T. Rowe Price Report Quarterly investment newsletter discussing markets and financial strategies.

Performance Update Quarterly review of all T. Rowe Price fund results.

Insights Educational reports on investment strategies and financial markets.

Investment Guides Asset Mix Worksheet, College Planning Kit, Diversifying
Overseas: A Guide to International Investing, Personal Strategy Planner, Retirees Financial Guide, and Retirement Planning Kit.


*A division of T. Rowe Price Investment Services, Inc. Member NASD/SIPC.

T. ROWE PRICE MUTUAL FUNDS
--------------------------------------------------------------------------------


STOCK FUNDS
---------------------------------------

Domestic

Blue Chip Growth
Capital Appreciation
Capital Opportunity
Diversified Small-Cap Growth
Dividend Growth
Equity Income
Equity Index 500*
Extended Equity Market Index
Financial Services
Growth & Income
Growth Stock
Health Sciences
Media & Telecommunications**
Mid-Cap Growth
Mid-Cap Value
New America Growth
New Era
New Horizons***
Real Estate
Science & Technology
Small-Cap Stock
Small-Cap Value***
Spectrum Growth
Total Equity Market Index
Value

International/Global

Emerging Markets Stock
European Stock
Global Stock
International Discovery
International Stock
Japan
Latin America
New Asia
Spectrum International

BOND FUNDS
---------------------------------------

Domestic Taxable

Corporate Income
GNMA
High Yield
New Income
Short-Term Bond
Short-Term U.S. Government
Spectrum Income
Summit GNMA
Summit Limited-Term Bond
U.S. Treasury Intermediate
U.S. Treasury Long-Term

Domestic Tax-Free

California Tax-Free Bond
Florida Insured
Intermediate Tax-Free
Georgia Tax-Free Bond
Maryland Short-Term
Tax-Free Bond
Maryland Tax-Free Bond
New Jersey Tax-Free Bond
New York Tax-Free Bond
Summit Municipal Income
Summit Municipal Intermediate
Tax-Free High Yield
Tax-Free Income
Tax-Free Insured
Intermediate Bond
Tax-Free Short-Intermediate
Virginia Short-Term
Tax-Free Bond
Virginia Tax-Free Bond


International/Global

Emerging Markets Bond
Global Bond+
International Bond

MONEY MARKET FUNDS++
---------------------------------------

Taxable

Prime Reserve
Summit Cash Reserves
U.S. Treasury Money

Tax-Free

California Tax-Free Money
New York Tax-Free Money
Summit Municipal
Money Market
Tax-Exempt Money

BLENDED ASSET FUNDS
---------------------------------------

Balanced
Personal Strategy Balanced
Personal Strategy Growth
Personal Strategy Income
Tax-Efficient Balanced

T. ROWE PRICE NO-LOAD VARIABLE ANNUITY
---------------------------------------

Equity Income Portfolio
International Stock Portfolio
Limited-Term Bond Portfolio
Mid-Cap Growth Portfolio
New America Growth Portfolio
Personal Strategy Balanced Portfolio
Prime Reserve Portfolio


  *Formerly named Equity Index.
 **Formerly the closed-end New Age Media Fund. Converted to open-end status on
   7/28/97.
***Closed to new investors.
  +Formerly named Global Government Bond.
 ++Neither the funds nor their share prices are insured or guaranteed by the U.S. government.

Please call for a prospectus. Read it carefully before investing.

The T. Rowe Price No-Load Variable Annuity [#V6021] is issued by Security Benefit Life Insurance Company. In New York, it [#FSB201(11-96)] is issued by First Security Benefit Life Insurance Company of New York, White Plains, NY. T. Rowe Price refers to the underlying portfolios' investment managers and the distributors, T. Rowe Price Investment Services, Inc.; T. Rowe Price Insurance Agency, Inc.; and T. Rowe Price Insurance Agency of Texas, Inc. The Security Benefit Group of Companies and the T. Rowe Price companies are not affiliated. The variable annuity may not be available in all states. The contract has limitations. Call a representative for costs and complete details of the coverage.

For yield, price, last transaction, current balance, or to conduct transactions, 24 hours, 7 days a week, call Tele*Access(R): 1-800-638-2587 toll free

For assistance with your existing fund account, call: Shareholder Service Center 1-800-225-5132 toll free
410-625-6500 Baltimore area

To open a Discount Brokerage account or obtain information,
call:   1-800-638-5660 toll free

Internet address:
www.troweprice.com

T. Rowe Price Associates
100 East Pratt Street
Baltimore, Maryland  21202

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus of the T. Rowe Price Personal Strategy Funds.


Investor Centers:
101 East Lombard St.
Baltimore, MD 21202

T. Rowe Price
Financial Center
10090 Red Run Blvd.
Owings Mills, MD 21117

Farragut Square
900 17th Street, N.W.
Washington, D.C. 20006

ARCO Tower
31st Floor
515 South Flower St.
Los Angeles, CA 90071

4200 West Cypress St.
10th Floor
Tampa, FL 33607



[LOGO OF T. ROWE PRICE APPEARS HERE]

T. Rowe Price Investment Services, Inc., Distributor.          C11-054  5/31/98